8. STOCK OPTIONS AND WARRANTS: Schedule of Finder's Warrants Activity (Details) - Finder's warrants - $ / shares		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Outstanding		249,637	0	400,924
Granted		752,160	249,637	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		(38,937)	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(115,500)	0	(400,924)
Outstanding		847,360	249,637	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance		$ 0.18	$ 0	$ 0.65
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		0.15	0.18	0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		0.15	0	0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price		0.16	0	0.65
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance		0.16	0.18	$ 0
Expiry Date, June 21, 2025
Exercise price		$ 0.16	$ 0.16
Outstanding		105,000	0
Granted		0	105,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(105,000)	0
Outstanding		0	105,000	0
Expiry Date, June 28, 2025
Exercise price		$ 0.16	$ 0.16
Outstanding		10,500	0
Granted		0	10,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(10,500)	0
Outstanding		0	10,500	0
Expiry Date, July 18, 2025
Exercise price		$ 0.16	$ 0.16
Outstanding		10,937	0
Granted		0	10,937
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		(10,937)	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0	0
Outstanding		0	10,937	0
Expiry Date, October 19, 2026
Exercise price		$ 0.2	$ 0.2
Outstanding		79,450	0
Granted		0	79,450
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0	0
Outstanding		79,450	79,450	0
Expiry Date, December 28, 2026
Exercise price		$ 0.2	$ 0.2
Outstanding		43,750	0
Granted		0	43,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0	0
Outstanding		43,750	43,750	0
Expiry Date, April 9, 2028
Exercise price		$ 0.15
Outstanding		0
Granted		320,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		(28,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0
Outstanding		292,000	0
Expiry Date, July 31, 2027
Exercise price		$ 0.15
Outstanding		0
Granted		69,360
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0
Outstanding		69,360	0
Expiry Date, August 12, 2027
Exercise price	[1]	$ 0.15
Outstanding	[1]	0
Granted	[1]	362,800
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	[1]	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	[1]
Outstanding	[1]	362,800	0
Expiry Date, October 9, 2022
Exercise price				$ 0.675
Outstanding			0	267,807
Granted				0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period				0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period				(267,807)
Outstanding				0
Expiry Date, June 14, 2023
Exercise price				$ 0.6
Outstanding			0	133,117
Granted				0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period				0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period				(133,117)
Outstanding				0

[1]	Subsequently, 8,000 warrants were exercised.